SEGMENT REPORTING - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
SEGMENT REPORTING
Revenues	$ 43,101	$ 57,025	$ 53,770
Cost of revenue	$ 29,107	35,025	24,780
Number of reportable segments | segment	2
Cost of data center services	$ 21,834	17,515	12,707
Inter-segment
SEGMENT REPORTING
Revenues	(11,943)	(7,593)	(2,768)
Cost of revenue	(11,943)	(7,593)	(2,768)
Data center | Inter-segment
SEGMENT REPORTING
Revenues	11,943	7,593	2,768
Cost of data center services	$ 11,943	$ 7,593	$ 2,768